Filed Pursuant to Rule 497(e)

Securities Act registration no. 333-165633

Investment Company Act file no. 811-22397

IRONBRIDGE FUNDS, INC.

SUPPLEMENT DATED JUNE 1, 2011

TO
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED NOVEMBER 1, 2010

(as supplemented February 18, 2011 and May 1, 2011)

AND TO

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 10, 2010

(as supplemented May 1, 2011)

Change of Address

Effective as of June 1, 2011, IronBridge Funds, Inc. (the “Company”), and IronBridge Capital Management, L.P., have moved their business office to One Parkview Plaza, Suite 700, Oakbrook Terrace, Illinois 60181.  All relevant portions of the Company’s Prospectuses and Statements of Additional Information referenced above are hereby amended accordingly.